RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related party transactions and balances

Name	Relationship
Mr. Lin Mingjun (“Mr. Lin”)	A controlling shareholder and chief executive officer of the Group
Mrs. Yang Yi (“Mrs. Yang”)	Chief financial officer of the Group

	As of December 31,
	2025	2024
Mr. Lin	222	171
Mrs. Yang	11	151
Others	—	33
	$233	$355